Intangibles and goodwill (Details 1)	6 Months Ended
Jun. 30, 2023 USD ($)
Intangibles and goodwill
Beginning of year Balance	$ 0
Acquisition of Engine	23,710,499
Effect of foreign exchange	0
Ending of year Balance	$ 23,710,499